Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of senior secured notes

Issuance Year	Aggregate Borrowing Amount
2016	$18,000
2017	14,000
2018	9,300
2019	18,389
2020	1,611

Total	$61,300

Schedule of carrying value of convertible notes
As of December 31, 2020, the carrying value of the Convertible Notes consisted of (in thousands):

December 31,
2020
Principal amount	$61,300
Accrued and unpaid interest	17,287
Unamortized debt discount	(676)

Total	$77,911

	December 31,
	2020	2019
Principal amount	$61,300	$59,689
Accrued and unpaid interest	17,287	11,230
Unamortized debt discount	(676)	—

Total	$77,911	$70,919

Schedule of carrying value of senior notes
The carrying value of the Company’s senior secured notes consisted of the following (in thousands):

	September 30,	December 31,
	2021	2020
Principal amount	$43,125	$50,000
Accrued and unpaid interest	1,234	1,278
Unamortized debt discount	(8,062)	(9,376)

Total	$40,339	$41,902

December 31, 2020
Principal amount	$50,000
Accrued and unpaid interest	1,278
Unamortized debt discount	(9,376)

Total	$41,902

Schedule of future principal payments of the senior secured notes
Future principal payments of the senior secured notes are as follows (in thousands):

Years ended December 31,	Amount
2021 (remaining 3 months)	$—
2022	6,000
2023	15,125
2024	14,000
2025	8,000

Total	$43,125

Years ending December 31,	Amount
2021	$—
2022	7,500
2023	15,000
2024	17,500
2025	10,000

Total	$50,000

Schedule of carrying value of the Company's royalty obligation

December 31, 2020
Value assigned to royalty obligation at inception	$7,211
Non-cash interest expense recognized	2,051

Royalty obligation — ending balance	$9,262